SUMMARY OF COST OF ACQUISITION (Details) (Parenthetical) - CAD ($)		9 Months Ended	12 Months Ended
	Aug. 03, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Apr. 26, 2022	Feb. 26, 2022	Dec. 31, 2020
Reserve Quantities [Line Items]
Warrant percent	15.00%				15.00%
Fair value of shares	$ 9,665,577
Expected life of shares	2 years 6 months 25 days
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	3.14%
Expected volatility rate	141.63%
Premium nickel resources corporation [member]
Reserve Quantities [Line Items]
Number of common shares			76,679,908				64,083,487
Capital to be issued	$ 10,000,000					$ 10,000,000
Ordinary shares [member]
Reserve Quantities [Line Items]
Number of common shares			76,679,908	116,521,343			64,083,487
North american nickel inc [member]
Reserve Quantities [Line Items]
Fair value of warrants	28,275,255
Fair value of shares	$ 19,710,608
North american nickel inc [member] | Ordinary shares [member]
Reserve Quantities [Line Items]
Number of common shares	7,667,707
Outstanding capital percent	15.00%
Capital to be issued	$ 10,000,000